ENVIRONMENTAL, HEALTH AND SAFETY MATTERS (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2007	Sep. 30, 2012 metrictonne site	Sep. 30, 2011	Dec. 31, 2011 metrictonne site	Dec. 31, 2010	Dec. 31, 2009
ENVIRONMENTAL, HEALTH AND SAFETY MATTERS
Capital expenditures for EHS matters		$ 61	$ 55	$ 92	$ 85	$ 54
Number of former facilities or third party sites with claims against the entity for cleanup liabilities		10		10
Number of former facilities or third party sites with claims against the entity for cleanup liabilities operated by predecessor companies		1		1
Liability related to estimated environmental remediation costs		30				30
Accrued environmental liabilities		35		36	48
Accrued environmental liabilities, classified as accrued liabilities		10		7	13
Accrued environmental liabilities, classified as other noncurrent liabilities		25		29	35
Maximum period for payment of remediation liabilities		30 years		30 years
Period over which Registration, Evaluation and Authorization of Chemicals (REACH) program is phased	11 years
Minimum quantity of chemical substances and isolated intermediates, companies can manufacture in or import into the EEA per year which will require registration		1		1
REACH compliance expenditures				$ 5	$ 9	$ 3